                                                       First Choice Funds Trust
-------------------------------------------------------------------------------

Dear First Choice Fund Shareholder:
We are pleased to present our first Semi-Annual Report since our inception as a mutual fund family on October 1, 1996.

The First Choice U.S. Treasury Reserve Fund and Cash Reserve Fund were created to meet the quality that you the shareholder have come to expect from the First Choice Funds. Both funds are managed in a conservative manner. The U.S. Treasury Reserve Fund is one of a very limited number of mutual funds that invests exclusively in direct short-term obligations of the United States Treasury, which are backed by the full faith and credit of the United States Government. The Cash Reserve Fund will invest only in obligations permitted to be purchased under Rule 2a-7 of the Investment Company Act of 1940.

In 1996, First American Capital Management Inc., the Fund's Investment Adviser, was created under the First American Financial Corporation family of companies as a 1940 Act Registered Investment Advisor. The primary mission of the company is to provide investment expertise to individual shareholders, corporations, charities, foundations, community banks and affiliate companies such as First American Title and First American Trust Company.

At present, the economy appears to be growing at a rate of 2% to 3% a year, with only modest signs of inflation ranging from 2% to 3%. Short-term interest rates could continue to be under upward pressure in 1997 because the economy is doing well and the employment rate is at a recent all time high. The high employment rate coupled with factories at or near full production could trigger additional reactions from the Federal Reserve in the months ahead. We will continue to monitor the role of foreign central banks and their impact on the U.S. Treasury market.

We will continue to monitor the economy in the months ahead for any changes that may occur. In the meantime, the current spread between money market funds and inflation is very wide, and therefore, we believe money markets are an excellent place for investors seeking safety, liquidity and income.

We appreciate the opportunity to serve your investment needs and urge you to read the entire report closely to monitor the progress of your investment in the First Choice Funds.

William C. Conrad
President & CEO
First American Capital Management, Inc.

An investment in the fund is neither insured or guaranteed by the U.S. Government. Yields will fluctuate, and there can be no assurance that the fund will be able to maintain a stable NAV of $1.00 per share.

This material must be accompanied or preceded by a prospectus.

-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                      Statement of Assets and Liabilities
                                     Page 3

                            Statement of Operations
                                     Page 4

                      Statements of Changes in Net Assets
                                     Page 5

                       Schedule of Portfolio Investments
                                     Page 6

                         Notes to Financial Statements
                                     Page 8

                              Financial Highlights
                                    Page 13

FIRST CHOICE FUNDS TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                     U.S. TREASURY    CASH
                                                        RESERVE      RESERVE
                                                         FUND         FUND
                                                     ------------- -----------
                      ASSETS:
Investments, at value (Amortized cost $58,029,930,
 and $38,043,607, respectively).....................  $58,029,930  $38,043,607
Cash................................................           --        1,953
Interest receivable.................................      650,825           --
Unamortized organization costs......................       54,896       61,259
Prepaid expenses....................................       10,017       16,490
Expense reimbursement receivable....................       23,141       14,332
                                                      -----------  -----------
    Total Assets....................................   58,768,809   38,137,641
                                                      -----------  -----------
                    LIABILITIES:
Dividends Payable...................................      265,913      172,682
Accrued expenses and other payables:
  Investment advisory fees..........................        2,719           --
  Transfer agent fees...............................        6,573        4,128
  Legal and audit fees..............................       18,290        4,843
  Custodian and accounting fees.....................        7,177        4,869
  Printing costs....................................       14,902        3,666
  Other.............................................          911          234
                                                      -----------  -----------
    Total Liabilities...............................      316,485      190,422
                                                      -----------  -----------
                    NET ASSETS:
Capital.............................................   58,451,565   37,947,499
Accumulated undistributed net realized gains
 (losses) from investment transactions..............          759         (280)
                                                      -----------  -----------
    Net Assets......................................  $58,452,324  $37,947,219
                                                      ===========  ===========
Net Assets
  Service Class.....................................   56,926,214   37,946,212
  Institutional Class...............................    1,526,110        1,007
                                                      -----------  -----------
    Total...........................................   58,452,324   37,947,219
                                                      ===========  ===========
Shares of capital stock
  Service Class.....................................   56,925,439   37,946,492
  Institutional Class...............................    1,526,126        1,007
                                                      -----------  -----------
    Total...........................................   58,451,565   37,947,499
                                                      ===========  ===========
Net asset value, offering and redemption price per
share
  Service Class.....................................  $      1.00  $      1.00
                                                      ===========  ===========
  Institutional Class...............................  $      1.00  $      1.00
                                                      ===========  ===========


                       See notes to financial statements.

FIRST CHOICE FUNDS TRUST

                            STATEMENTS OF OPERATIONS
                      FOR THE PERIOD ENDED MARCH 31, 1997
                                  (UNAUDITED)

                                                        U.S. TREASURY   CASH
                                                           RESERVE    RESERVE
                                                            FUND*      FUND**
                                                        ------------- --------
INVESTMENT INCOME:
Interest income........................................  $1,383,518   $458,120
                                                         ----------   --------
  Total Income.........................................   1,383,518    458,120
                                                         ----------   --------
EXPENSES:
Investment advisory fees...............................      80,074     25,490
Administration fees....................................      40,037     12,745
Distribution fees--Service class.......................      66,375     21,241
Shareholder Servicing--Service class...................      66,375     21,241
Custodian and accounting fees..........................      24,567     11,388
Legal and audit fees...................................      23,041      9,594
Organization costs.....................................       8,937      2,574
Trustees' fees and expenses............................       7,608      1,794
Transfer agent fees....................................      10,143      4,446
Registration and filing fees...........................      13,061      8,034
Printing costs.........................................      15,152      3,666
Other..................................................       4,763      2,574
                                                         ----------   --------
  Total expenses.......................................     360,133    124,787
   Less: Fee waivers and expense reimbursements........    (268,866)   (95,049)
                                                         ----------   --------
    Net Expenses.......................................      91,267     29,738
                                                         ----------   --------
Net Investment Income..................................   1,292,251    428,382
                                                         ----------   --------
REALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment
transactions...........................................         759       (280)
                                                         ----------   --------
Change in net assets resulting from operations.........  $1,293,010   $428,102
                                                         ==========   ========

--------
*Commencement of operations of the Fund began October 1, 1996.
**Commencement of operations of the Fund began January 13, 1997.


                       See notes to financial statements.

FIRST CHOICE FUNDS TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                    U.S. TREASURY      CASH
                                                       RESERVE       RESERVE
                                                        FUND           FUND
                                                    -------------  ------------
                                                       PERIOD         PERIOD
                                                        ENDED         ENDED
                                                      MARCH 31,     MARCH 31,
                                                        1997*         1997**
                                                    -------------  ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income............................. $  1,292,251   $    428,382
 Net realized gains (losses) from investment
transactions.......................................          759           (280)
                                                    ------------   ------------
Change in net assets resulting from operations.....    1,293,010        428,102
                                                    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
  Service Class....................................   (1,285,321)      (428,371)
  Institutional Class..............................       (6,930)           (11)
                                                    ------------   ------------
Change in net assets from shareholder
distributions......................................   (1,292,251)      (428,382)
                                                    ------------   ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued.......................  135,993,239     72,806,494
 Dividends reinvested..............................        3,015            325
 Cost of shares redeemed...........................  (77,544,689)   (34,859,320)
                                                    ------------   ------------
Change in net assets from capital transactions.....   58,451,565     37,947,499
                                                    ------------   ------------
Change in net assets...............................   58,452,324     37,947,219
NET ASSETS:
 Beginning of period...............................           --             --
                                                    ------------   ------------
 End of period..................................... $ 58,452,324   $ 37,947,219
                                                    ============   ============

--------
*Commencement of operations of the Fund began October 1, 1996.
**Commencement of operations of the Fund began January 13, 1997.


                       See notes to financial statements.

FIRST CHOICE FUNDS TRUST
U.S. TREASURY RESERVE FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1997
                                  (UNAUDITED)

  PRINCIPAL                         SECURITY
   AMOUNT                         DESCRIPTION                           VALUE
 ----------- -----------------------------------------------------   -----------
 U.S. TREASURY BILLS (51.9%):
 $   360,000 5.11%, 4/17/97.......................................   $   359,184
     200,000 5.12%, 4/17/97.......................................       199,545
  15,100,000 5.15%, 4/17/97.......................................    15,065,403
     710,000 5.02%, 5/29/97.......................................       704,258
     555,000 5.04%, 5/29/97.......................................       550,493
   4,500,000 5.07%, 5/29/97.......................................     4,463,279
     465,000 5.14%, 5/29/97.......................................       461,149
     800,000 5.19%, 5/29/97.......................................       793,311
   5,800,000 5.03%, 7/24/97.......................................     5,707,708
     880,000 5.11%, 7/24/97.......................................       865,760
     695,000 5.16%, 7/24/97.......................................       683,643
     495,000 5.23%, 7/24/97.......................................       486,802
                                                                     -----------
  Total U.S. Treasury Bills                                           30,340,535
                                                                     -----------

  PRINCIPAL                         SECURITY
   AMOUNT                         DESCRIPTION                           VALUE
 ----------- -----------------------------------------------------   -----------
 U.S. TREASURY NOTES (47.4%):
 $ 1,180,000 6.50%, 4/30/97.......................................   $ 1,180,903
   6,045,000 6.88%, 4/30/97.......................................     6,052,481
  10,425,000 6.50%, 5/15/97.......................................    10,439,780
   6,200,000 6.13%, 5/31/97.......................................     6,206,698
   3,800,000 6.38%, 6/30/97.......................................     3,809,533
                                                                     -----------
   Total U.S. Treasury Notes                                          27,689,395
                                                                     -----------
   Total (Amortized cost--$58,029,930) (a)                           $58,029,930
                                                                     ===========

--------
Percentages indicated are based on net assets of $58,452,324.
(a) Cost and value for federal income tax and financial reporting purposes are the same.

                       See notes to financial statements.

FIRST CHOICE FUNDS TRUST
CASH RESERVE FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1997
                                  (UNAUDITED)

 PRINCIPAL                         SECURITY
   AMOUNT                        DESCRIPTION                           VALUE
 ---------- -----------------------------------------------------   -----------
 BANKERS ACCEPTANCES (30.8%):
 $2,000,000 Bank of New York
             5.30%, 5/5/97.......................................   $ 1,989,989
  2,300,000 Republic National Bank of New York 5.28%, 5/23/97....     2,282,459
  2,000,000 Bank of America, N.T. & S.A. 5.31%, 6/17/97..........     1,977,285
  1,495,000 Chase Manhattan
             5.26%, 4/29/97......................................     1,488,884
  2,000,000 First National Bank of Chicago 5.29%, 7/28/97........     1,965,321
  1,000,000 Union Bank of California
             5.28%, 5/20/97......................................       992,813
  1,000,000 Union Bank of California
             5.37%, 8/4/97.......................................       981,354
                                                                    -----------
   Total Bankers Acceptances                                         11,678,105
                                                                    -----------
 COMMERCIAL PAPER (56.7%):
 Broker (13.1%):
  1,500,000 Bear Stearns & Co.
             5.34%, 5/5/97.......................................     1,492,435
  2,000,000 Merrill Lynch & Co.
             5.42%, 7/14/97......................................     1,968,685
  1,500,000 Smith Barney Inc.
             5.29%, 4/3/97.......................................     1,499,559
                                                                    -----------
                                                                      4,960,679
                                                                    -----------
 Equipment Rental & Leasing Services (4.4%):
  1,700,000 International Lease Finance Corp. 5.24%, 7/28/97.....     1,670,802
                                                                    -----------
 Finance Lessors (10.8%):
  2,300,000 General Electric Capital Corp.
             5.31%, 4/3/97.......................................     2,299,322
  1,800,000 International Business Machine Credit Corp. 5.35%,
             4/7/97..............................................     1,798,395
                                                                    -----------
                                                                      4,097,717
                                                                    -----------

 PRINCIPAL                         SECURITY
   AMOUNT                         DESCRIPTION                           VALUE
 ---------- ------------------------------------------------------   -----------
 COMMERCIAL PAPER, CONTINUED:
 Personal Credit (17.3%):
 $1,500,000 American Express Credit 5.31%, 5/9/97.................   $ 1,491,593
  1,500,000 American General Finance 5.32%, 4/23/97...............     1,495,123
  1,800,000 Ford Motor Credit 5.29% 4/15/97.......................     1,796,297
  1,800,000 TransAmerica Finance 5.27%, 4/17/97...................     1,795,784
                                                                     -----------
                                                                       6,578,797
                                                                     -----------
 Recreation & Amusement Services (6.1%):
  2,300,000 Walt Disney
             5.28%, 4/21/97.......................................     2,293,253
                                                                     -----------
 Tobacco (5.0%):
  1,900,000 Phillip Morris, Inc.
             5.65%, 4/4/97........................................     1,899,105
                                                                     -----------
   Total Commercial Paper                                             21,500,353
                                                                     -----------
 U.S. GOVERNMENT AGENCIES (12.8%):
 Federal Agricultural Mortgage Corp.:
    545,000 5.34%, 4/9/97.........................................       544,353
    245,000 5.37%, 4/9/97.........................................       244,708
                                                                     -----------
                                                                         789,061
                                                                     -----------
 Federal Home Loan Mortgage Corp.:
  1,640,000 5.21%, 4/15/97........................................     1,636,677
  1,295,000 5.49%, 4/15/97........................................     1,292,235
  1,150,000 5.20%, 4/18/97........................................     1,147,176
                                                                     -----------
                                                                       4,076,088
                                                                     -----------
   Total U.S. Government Agency                                        4,865,149
                                                                     -----------
   Total (Amortized cost--$38,043,607) (a)                           $38,043,607
                                                                     ===========

------
Percentages indicated are based on net assets of $37,947,219.
(a) Cost and value for federal income tax and financial reporting purposes are the same.

                       See notes to financial statements.

FIRST CHOICE FUNDS TRUST

                         NOTES TO FINANCIAL STATEMENTS
                                MARCH 31, 1997
                                  (UNAUDITED)

1.ORGANIZATION:

 The First Choice Funds Trust (the "Trust") is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated June 5, 1996, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of the U.S. Treasury Reserve Fund and the Cash Reserve Fund (individually a "Fund", collectively "the Funds"). Between the date of organization and the date of commencement of operations, the Funds had no operations.

 The investment objective of the U.S. Treasury Reserve Fund is to provide investors with as high a level of current income as is consistent with liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share by investing in U.S. Treasury securities. The investment objective of the Cash Reserve Fund is to provide investors with current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, U.S. dollar-denominated short-term obligations.

2.SIGNIFICANT ACCOUNTING POLICIES:

 The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   SECURITIES VALUATION:

   Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

   SECURITIES TRANSACTIONS AND RELATED INCOME:

   Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on the effective interest method. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                                   Continued

FIRST CHOICE FUNDS TRUST

                                MARCH 31, 1997
                                  (UNAUDITED)

   REPURCHASE AGREEMENTS:

   The Cash Reserve Fund only, may acquire repurchase agreements from any bank or broker-dealer which the adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

   REVERSE REPURCHASE AGREEMENTS:

   The Funds may borrow for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker/dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it places in a segregated custodial account assets having a value equal to the repurchase price (including accrued interest), and will continually monitor the account to ensure such equivalent value is maintained at all times. Reverse repurchase agreements are considered to be borrowing by the Funds under the 1940 act.

   DIVIDENDS TO SHAREHOLDERS:

   Dividends from net investment income are declared daily and paid monthly for the U.S. Treasury Reserve Fund and Cash Reserve Fund, and distributable net realized capital gains, if any, are declared and distributed at least annually.

   Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of mortgage-backed securities, expiring capital loss carry-forwards and deferrals of certain losses.

   FEDERAL INCOME TAXES:

   It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

                                   Continued

FIRST CHOICE FUNDS TRUST

                                MARCH 31, 1997
                                  (UNAUDITED)

   ORGANIZATION COSTS:

   Costs incurred by the Trust in connection with its organization and registration of shares have been deferred and are amortized using the straight-line method over a period of five years from the commencement of the public offering of shares of the Funds. In the event that any of the initial shares of the Funds are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organizational expenses of the Trust in the same proportion as the number of said shares of the Fund being redeemed bears to the number of initial shares of that Fund that are outstanding at time of redemption.

   OTHER:

   Each Fund maintains a cash balance with its custodian and receives a reduction of their custody fees and expenses for the amounts of interest earned on such uninvested cash balance. For financial reporting purposes for the period ended March 31, 1997, custodian fees and expenses were reduced by $407 for the U.S. Treasury Reserve Fund. There was no effect on net investment income. The Fund could have invested such cash amounts in an income producing asset if they had not agreed to a reduction of fees or expenses under the expense offset arrangement with their custodian.

3.SHARES OF BENEFICIAL INTEREST

 Transactions in Fund Shares were as follows:

                                                    U.S. TREASURY      CASH
                                                    RESERVE FUND   RESERVE FUND
                                                       PERIOD         PERIOD
                                                        ENDED         ENDED
                                                      3/31/97*       3/31/97*
  SERVICE SHARES                                    -------------  ------------
  Shares sold...................................... $134,469,144   $ 72,805,494
  Shares issued to shareholders in payment of
  distributions declared...........................          984            318
  Shares Redeemed..................................  (77,544,689)   (34,859,320)
                                                    ------------   ------------
  Net Change resulting from Fund share
  Transactions.....................................   56,925,439     37,946,492
                                                    ------------   ------------

                                   Continued

FIRST CHOICE FUNDS TRUST

                                MARCH 31, 1997
                                  (UNAUDITED)

                                                  U.S. TREASURY       CASH
                                                   RESERVE FUND   RESERVE FUND
                                                      PERIOD         PERIOD
                                                  ENDED 3/31/97* ENDED 3/31/97*
  INSTITUTIONAL SHARES                            -------------- --------------
  Shares sold....................................  $ 1,524,095    $     1,000
  Shares issued to shareholders in payment of
  distributions declared.........................        2,031              7
  Shares Redeemed................................           --             --
                                                   -----------    -----------
  Net Change resulting from Fund share
  Transactions...................................  $ 1,526,126    $     1,007
                                                   -----------    -----------
  Total Increase in Fund Shares..................   58,451,565     37,947,499
                                                   ===========    ===========

 --------
 * Commencement of operations of the U.S. Treasury Reserve Fund and the Cash Reserve Fund are October 1, 1996 and January 13, 1997, respectively.

4.RELATED PARTY TRANSACTIONS:

 Investment advisory services are provided to the Funds by First American Capital Management, Inc. Under the terms of the investment advisory agreement, First American Capital Management, Inc. is entitled to receive fees, on an annualized basis, of 0.30% of the average daily net assets of each Fund.

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS L.P."), an Ohio limited partnership, and BISYS Fund Services, Inc. ("BISYS") are subsidiaries of The BISYS Group, Inc.

 BISYS L.P. serves the Trust as administrator. Under the terms of the administration agreement, BISYS L.P. receives fees, on an annualized basis, of 0.15% that are computed daily as a percentage of the average daily net assets of each Fund.

 BISYS L.P. also serves as Fund distributor. BISYS L.P. receives fees for providing distribution services under the Distribution Service Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Fund pays BISYS L.P. a fee not to exceed, on an annual basis, 0.25% of the average daily net asset value of each Fund for payments made to banks, broker/dealers and other institutions, including affiliates of the Adviser, and for expenses BISYS L.P. and any of its affiliates or subsidiaries incur for providing distribution or shareholder service assistance.

 The Trust may contract with various banks, trust companies, broker-dealers, or other financial organizations (collectively, the "Service Organizations") to provide certain administrative services for the Service Class shares of the Funds, such as maintaining shareholder accounts and records. The Service Class shares of the Funds may pay fees to Service Organizations in amounts up to 0.25% of the average daily net assets of the Service Class shares owned by shareholders serviced by Service Organizations.

                                   Continued

FIRST CHOICE FUNDS TRUST

                                MARCH 31, 1997
                                  (UNAUDITED)

 BISYS serves each Fund as transfer agent and fund accountant. For transfer agent services, BISYS is entitled to receive fees based upon the number of shareholders. For fund accounting services, BISYS is entitled to receive annual fees of $30,000 per fund. In addition, BISYS is reimbursed for certain out-of-pocket expenses incurred in providing such transfer agency and fund accounting services. Fees received for transfer agent and fund accounting services are as follows:

                                                                          CASH
                                                            U.S TREASURY RESERVE
                                                            RESERVE FUND  FUND
                                                            ------------ -------
  Transfer Agent...........................................   $10,143    $4,446
  Fund Accounting..........................................   $17,654    $9,204

 Certain officers of the Trust are affiliated with BISYS and/or First American Management, Inc. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust.

 Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

 Information regarding these transactions are as follows for the period ended March 31, 1997:

                                                         U.S. TREASURY  CASH
                                                            RESERVE    RESERVE
                                                             FUND       FUND
                                                         ------------- -------
  INVESTMENT ADVISORY FEES:
  Annual fee before voluntary reductions (Percentage of
  average net assets)...................................       0.30%      0.30%
  Voluntary fee reductions..............................    $72,938    $25,490
  ADMINISTRATION FEES:
  Annual fee before voluntary reductions (Percentage of
  average net assets)...................................       0.15%      0.15%
  Voluntary fee reduction...............................    $40,037    $12,745
  DISTRIBUTION FEES (SERVICE CLASS):
  Annual fee before voluntary reductions (Percentage of
  average net assets)...................................       0.25%      0.25%
  Voluntary fee reductions..............................    $66,375    $21,241
  SHAREHOLDER SERVICING FEES (SERVICE CLASS):
  Annual fee before voluntary reductions (Percentage of
  average net assets)...................................       0.25%      0.25%
  Voluntary fee reductions..............................    $66,375    $21,241
  EXPENSES ABOVE VOLUNTARY EXPENSE CAP:
  Voluntary fee reimbursements..........................    $23,141    $14,332

FIRST CHOICE FUNDS TRUST

                             FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

                               U.S. TREASURY                        CASH
                               RESERVE FUND                     RESERVE FUND
                         -----------------------------    -----------------------------
                                  PERIOD                           PERIOD
                                   ENDED                            ENDED
                                 MARCH 31,                        MARCH 31,
                                 1997 (A)                         1997 (B)
                         -----------------------------    -----------------------------
                           SERVICE       INSTITUTIONAL      SERVICE       INSTITUTIONAL
                            CLASS            CLASS           CLASS            CLASS
                         -----------     -------------    -----------     -------------
NET ASSET VALUE,
BEGINNING OF PERIOD..... $     1.000      $    1.000      $     1.000        $1.000
                         -----------      ----------      -----------        ------
INVESTMENT ACTIVITIES
 Net investment income..       0.024           0.025            0.011         0.011
 Net realized and
  unrealized gains
  (losses) from
  investments...........       0.000           0.000            0.000         0.000
                         -----------      ----------      -----------        ------
  Total from Investment
   Activities...........       0.024           0.025            0.011         0.011
                         -----------      ----------      -----------        ------
DISTRIBUTIONS
 Net investment income..      (0.024)         (0.025)          (0.011)       (0.011)
 Net realized gains.....          --              --               --            --
                         -----------      ----------      -----------        ------
  Total Distributions...      (0.024)         (0.025)          (0.011)       (0.011)
                         -----------      ----------      -----------        ------
NET ASSET VALUE, END OF
PERIOD.................. $     1.000      $    1.000      $     1.000        $1.000
                         ===========      ==========      ===========        ======
Total Return............        2.43%(c)        2.48%(c)         1.08%(c)      1.10%(c)
RATIOS/SUPPLEMENTARY
DATA:
 Net Assets at end of
  period................ $56,926,214      $1,526,110      $37,946,212        $1,007
 Ratio of expenses to
  average net assets....        0.35%(d)        0.35%(d)         0.35%(d)      0.35%(d)
 Ratio of net investment
  income to average net
  assets................        4.83%(d)        4.83%(d)         5.04%(d)      5.04%(d)
 Ratio of expenses to
  average net assets*...        1.34%(d)        0.84%(d)         1.47%(d)      0.97%(d)
 Ratio of net investment
  income to average net
  assets*...............        3.84%(d)        4.34%(d)         3.92%(d)      4.42%(d)

--------
* During the period certain expenses were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations, October 1, 1996.
(b) Period from commencement of operations, January 13, 1997.
(c) Not annualized.
(d) Annualized.


                      See notes to financial statements.

INVESTMENT ADVISER
First American Capital Management, Inc.
567 San Nicolas Drive
Suite 101
Newport Beach, California 92660

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
Investors Fiduciary Trust Company
127 West 10th Street
Kansas City, Missouri 64105

COUNSEL
Baker & McKenzie
805 Third Avenue
New York, New York 10022

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


                  [LOGO OF FIRST CHOICE FUNDS APPEARS HERE]


                           U.S. TREASURY RESERVE FUND


                               CASH RESERVE FUND


                              SEMI-ANNUAL REPORT
                                     TO
                                SHAREHOLDERS
                                MARCH 31, 1997


                             BISYS FUND SERVICES
                              3435 STELZER ROAD
                             COLUMBUS, OHIO 43219